Description of the Plan and Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan and Accounting Policies
NOTE 1 — DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES
Plan Description
The Microsoft Corporation Savings Plus 401(k) Plan (the “Plan”), a defined contribution plan, is sponsored by Microsoft Corporation (the “Company” or “Microsoft”). Participating employers included in the Plan are Microsoft Corporation; MOL Corporation; Vexcel Corporation; Microsoft Online, Inc.; Undead Labs; LinkedIn Corporation; GitHub, Inc.; inXile Entertainment, Inc. (“inXile”); Double Fine Productions (“Double Fine”); Obsidian Entertainment, Inc.; and ZeniMax Media Inc. These entities represent Microsoft or wholly owned subsidiaries of Microsoft. The Plan year is January 1 through December 31. The Plan is administered by the 401(k) Administrative Committee (the “Plan Administrator”) and subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Fidelity Management Trust Company (“Fidelity”) is the trustee and third-party administrator for the Plan. The information below summarizes certain aspects of the Plan as in effect during 2025, and is intended to be a summary only. Plan participants should refer to the Summary Plan Description for more complete information.
Accounting Principles
The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
Eligibility
Regular and retail services employees of participating employers who are on U.S. payroll and have reached age 18 may enroll in the Plan at any time.
Eligible Compensation
Eligible compensation includes wages, salary, bonuses, commissions, and overtime. Compensation does not include, for example, items such as amounts earned with respect to any equity-based compensation plan, program, grant, award, or benefit, reimbursements or other expense allowances, fringe benefits (cash and noncash), moving expenses, deferred compensation, welfare plan benefits including health or life insurance, severance plan payments, unused accrued vacation payments, or bonuses or expense allowances which are not based upon performance as an employee.
Contributions
Participant Contributions
Participants may contribute to the Plan on a pre-tax and/or Roth basis using eligible compensation each pay period, subject to statutory and regulatory limitations. Participants reaching age 50 or older by the end of the Plan year may also make additional catch-up contributions to the Plan on a pre-tax and/or Roth basis. During 2025, the maximum annual 401(k) pre-tax and Roth contribution limit was $23,500, and the maximum annual catch-up contribution to the Plan was $7,500. Additionally, participants could contribute up to $34,750 for 2025 on an after-tax basis. A participant’s aggregate contribution election (combined pre-tax, Roth, pre-tax catch-up, Roth catch-up, and after-tax) may not exceed 65 percent of his or her eligible compensation per pay period. Participants may elect to suspend or reinstate their contributions at any time. The Plan is required to return contributions received during the Plan year in excess of such limits.
Participants may choose to make rollover contributions to the Plan of amounts received from an eligible employer plan maintained by another company, including direct rollovers from such plans. Participants may also make rollover contributions to the Plan from an individual retirement account (“IRA”) or annuity described in Internal Revenue Code (“IRC”) Section 408(a), 408(b), 408(k), or 408(p) that is eligible to be rolled over and would otherwise be includible in gross income.
Participant contributions are recorded when withheld.

Employer Contributions
The Company and all other participating employers excluding inXile and Double Fine provide participants with a matching contribution on eligible pre-tax and/or Roth contributions of $0.50 for every $1.00 contributed. For inXile and Double Fine, the participating employer provides participants with a matching contribution on eligible pre-tax and/or Roth contributions of $0.25 for every $1.00 contributed. The matching contribution is provided for up to 50 percent, or 25 percent for inXile and Double Fine, of the maximum annual 401(k) pre-tax and Roth Internal Revenue Service (“IRS”) contribution limit (not including catch-up contributions). Participants do not receive a match on after-tax contributions.
Employer matching contributions are recorded when participant contributions are withheld.
Employee Stock Ownership Plan Feature
The Plan includes an Employee Stock Ownership Plan (“ESOP”) feature for the portion of the Plan designed to invest primarily in Microsoft Common Stock. The ESOP feature allows participants to either reinvest their cash dividends earned on Microsoft Common Stock or receive those dividends in cash. Amounts invested in Microsoft Common Stock are treated as being held through the ESOP, provided that at the time such amounts were received by the Plan (e.g., through contributions or transfers), the participants whose Plan accounts received such assets were employed by Microsoft or a corporation that is part of the same controlled group of corporations as Microsoft.
Participants who are not employed by an employer established as a corporation that is part of the same controlled group of corporations as Microsoft may not participate in the ESOP, but may have their Plan accounts invested in Microsoft Common Stock to the same extent as other participants. However, such participants that are not eligible to participate in the ESOP feature are not eligible to receive dividends on Microsoft Common Stock in cash paid directly to them. Instead, dividends paid on amounts they have invested in Microsoft Common Stock will automatically be reinvested in Microsoft Common Stock.
Effective January 1, 2016, the investment of new contributions or transfer of existing account holdings into Microsoft Common Stock within the Plan was discontinued. Participant accounts with existing Microsoft Common Stock can retain those holdings, dividends on Microsoft Common Stock can continue to be reinvested or received in cash, and cash that the Plan accumulates over time in the trading of Microsoft Common Stock in the Plan is also allocated to the Participants’ accounts and reinvested.
Participant Accounts
Each participant’s account is credited with (a) participant contributions and employer contributions, and (b) the allocation of investment earnings, gains and losses, and expenses, based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. All amounts in participant accounts are participant-directed. Participants may invest in various instruments including mutual funds, common collective trusts, and separately managed accounts. Participants also have the option to direct their investments through a brokerage account.
Vesting
Participants are fully vested in Plan accounts at all times.
Distributions
Active participants may take a withdrawal from the Plan in the event of a financial hardship. A hardship withdrawal is limited to the amount necessary to meet the participant’s immediate financial need. Hardship withdrawals are further limited to contributions, and earnings thereon, to participants’ pre-tax, pre-tax catch-up, Roth, and Roth catch-up accounts.
Active participants may also generally take a withdrawal at any time from their rollover and after-tax accounts within the Plan. After reaching age 59
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⁄
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, active participants may withdraw all, or any portion, of the balance in their accounts. Distributions, in full or any portion, may also occur if the participant terminates employment, retires, becomes permanently disabled, or dies. Distributions of investments in Microsoft Common Stock may be taken in the form of Microsoft Common Stock or cash. Distributions may be made in installments.

Participants may also withdraw all, or any portion, of their pre-tax and Roth contributions during a leave of absence to perform qualified military service of at least 30 days, subject to a six-month suspension on future non-rollover contributions to the Plan, or if they elect a qualified reservist distribution. The distribution generally must be made in a single lump sum cash payment, except that distributions of investments in Microsoft Common Stock may be taken in the form of Microsoft Common Stock or cash.
In-Plan Roth Conversions
Active and terminated participants may convert any Plan balances (other than outstanding loans) to a Roth account within the Plan.
Administrative Expenses
Plan administrative expenses are paid by the Company to the extent not paid or offset by the Plan. Participants are responsible for fees associated with certain transactions or services they utilize, such as loan originations and maintenance, domestic relations order qualifications, dividend check processing, overnight check fees, and professional management service fees. Participants also pay commission charges to Fidelity for buying and selling Microsoft Common Stock within the Plan.
Plan Amendment and Termination
The Company has the right to amend or terminate the Plan. If the Plan is terminated, all account balances will be distributed in the form and manner determined by the Plan Administrator.
Risks and Uncertainties
The Plan utilizes various investment instruments, such as common stock, mutual funds, common collective trusts, and separately managed accounts, including a stable value fund. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, including systemic market disruptions and geopolitical events, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.
Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein. Actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties. The Plan has no contingent assets or liabilities for any periods presented in these financial statements.
Valuation of Investments and Income (Loss) Recognition
Investments are recorded at fair value with the exception of fully benefit-responsive investment contracts, which are reported at contract value. Contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded as earned. Net increase in fair value of investments includes the Plan’s gains and losses on investments bought, sold, and held during the year.
Participant Loans
Participant loans are measured at their unpaid principal balance plus any accrued but unpaid interest, and participant loans deemed distributed due to default are included in benefits paid to participants on the statement of changes in net assets available for benefits.

Receivables and Payables
As of December 31, 2025 and 2024, operating payables primarily consisted of accrued investment management expenses for the separately managed accounts. Other receivables and payables primarily consisted of unsettled trades. Other receivables also included accrued interest.